Schedule of fair value assumptions (Details)		1 Months Ended	12 Months Ended
	Nov. 02, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, determination of fair value	4.28%	4.16%
Measurement Input, Risk Free Interest Rate [Member] | Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, determination of fair value			4.10	3.84
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, determination of fair value	86.10%	114.61%
Measurement Input, Price Volatility [Member] | Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, determination of fair value			82.01	82.12
Measurement Input, Exercise Price [Member] | Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, determination of fair value			11.50	11.50
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, determination of fair value	3.96	5.50
Measurement Input, Share Price [Member] | Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, determination of fair value			5.50	0.78